Summary of principal accounting policies - Cost of revenue and Fulfillment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Accounting Policies [Abstract]
Purchase price of products	¥ 521,348	¥ 540,186	¥ 479,654
Inventory write-down	66,621	40,587	42,058
KOL service fees	81,825	96,585	103,551
Shipping cost	¥ 27,747	¥ 30,636	¥ 25,891